Document And Entity Information	Jan. 20, 2023
Document And Entity Information
Document Type	8-K
Written Communications	false
Document Period End Date	Jan. 20, 2023
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Registrant Name	iBio, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35023
Entity Tax Identification Number	26-2797813
City Area Code	979
Local Phone Number	446-0027
Title of 12(b) Security	Common Stock
Trading Symbol	IBIO
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Central Index Key	0001420720
Amendment Flag	false